UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4098

Name of Registrant:	Vanguard Chester Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2005

Item 1:	Schedule of Investments

Vanguard PRIMECAP Fund
Schedule of Investments
June 30, 2005

	Shares	Market Value ($000)

COMMON STOCKS (97.1%)

Auto & Transportation (8.4%)
FedEx Corp.	14,572,500	$1,180,518
Union Pacific Corp.	6,606,500	428,101
Southwest Airlines Co.	22,609,737	314,954
*(1)AMR Corp.	9,300,000	112,623
*(1)Alaska Air Group, Inc.	2,540,000	75,565
United Parcel Service, Inc.	495,270	34,253
*(1)Delta Air Lines, Inc.	8,150,000	30,644
ArvinMeritor, Inc.	1,620,600	28,830

		2,205,488

Consumer Discretionary (13.5%)
* DirecTV Group, Inc.	33,398,900	517,683
Costco Wholesale Corp.	7,500,000	336,150
TJX Cos., Inc.	11,994,800	292,073
Target Corp.	5,019,000	273,084
The News Corp., Inc.	13,784,596	223,035
(1)Robert Half International, Inc.	8,915,100	222,610
* eBay Inc.	6,025,000	198,885
* Google Inc.	657,000	193,257
Eastman Kodak Co.	7,000,000	187,950
(1)The Neiman Marcus Group, Inc. Class A	1,800,000	174,456
* Time Warner, Inc.	9,456,100	158,011
The Walt Disney Co.	5,526,000	139,145
(1)The Neiman Marcus Group, Inc. Class B	1,028,811	99,486
Carnival Corp.	1,530,000	83,461
Best Buy Co., Inc.	1,050,000	71,977
Lowe's Cos., Inc.	1,225,000	71,320
Mattel, Inc.	3,100,000	56,730
* Kohl's Corp.	850,000	47,524
Sabre Holdings Corp.	1,836,400	36,636
Abercrombie & Fitch Co.	500,000	34,350
* Univision Communications Inc.	1,000,000	27,550
Tiffany & Co.	742,000	24,308
* IAC/InterActiveCorp	900,000	21,645
Royal Caribbean Cruises, Ltd.	412,000	19,924
* Liberty Media Corp.	1,905,000	19,412
Yum! Brands, Inc.	159,000	8,281
* Weight Watchers International, Inc.	150,000	7,742
* Liberty Global Inc. Class A	114,300	5,334

		3,552,019

Financial Services (6.3%)
The Chubb Corp.	4,000,000	342,440
The Bank of New York Co., Inc.	9,400,000	270,532
JPMorgan Chase & Co.	7,205,076	254,483
American International Group, Inc.	3,300,000	191,730
Marsh & McLennan Cos., Inc.	6,791,900	188,136
Fannie Mae	1,775,000	103,660
Paychex, Inc.	1,860,500	60,541
Transatlantic Holdings, Inc.	1,054,687	58,873
AFLAC Inc.	915,000	39,601
Wells Fargo & Co.	575,000	35,409
Capital One Financial Corp.	415,000	33,204
Freddie Mac	345,000	22,504
State Street Corp.	400,000	19,300
Fifth Third Bancorp	450,000	18,544
First Data Corp.	387,537	15,556
Washington Mutual, Inc.	25,000	1,017

		1,655,530

Health Care (17.9%)
Novartis AG ADR	16,177,860	767,478
Pfizer Inc.	24,068,793	663,817
*(1)Biogen Idec Inc.	17,987,062	619,654
Eli Lilly & Co.	10,635,000	592,476
Guidant Corp.	7,567,475	509,291
Medtronic, Inc.	7,338,776	380,075
* Roche Holdings AG	2,900,000	366,028
* Genzyme Corp.-General Division	5,400,000	324,486
* Sepracor Inc.	3,600,000	216,036
*(1)Millipore Corp.	2,820,000	159,979
GlaxoSmithKline PLC ADR	1,000,000	48,510
* Amgen, Inc.	564,000	34,099
* Applera Corp.-Celera Genomics Group	1,073,600	11,777

		4,693,706

Integrated Oils (5.4%)
ConocoPhillips Co.	12,650,000	727,248
Unocal Corp.	5,793,900	376,893
Amerada Hess Corp.	2,800,000	298,228
Murphy Oil Corp.	120,000	6,268

		1,408,637

Other Energy (4.1%)
Schlumberger Ltd.	3,900,000	296,166
Noble Energy, Inc.	3,300,000	249,645
(1)Pogo Producing Co.	3,260,000	169,259
EnCana Corp.	3,250,200	128,675
* Transocean Inc.	1,400,000	75,558
GlobalSantaFe Corp.	1,676,600	68,405
EOG Resources, Inc.	1,200,000	68,160
Noble Corp.	275,000	16,915
* Cooper Cameron Corp.	200,000	12,410

		1,085,193

Materials & Processing (8.9%)
(1)Potash Corp. of Saskatchewan, Inc.	6,751,400	645,299
Dow Chemical Co.	8,350,000	371,825
Weyerhaeuser Co.	5,100,000	324,615
Monsanto Co.	3,297,180	207,294
Inco Ltd.	4,953,500	186,995
Temple-Inland Inc.	3,360,000	124,824
Alcoa Inc.	4,354,000	113,770
(1)Granite Construction Co.	3,150,000	88,515
Fluor Corp.	1,500,000	86,385
Praxair, Inc.	1,850,000	86,210
Engelhard Corp.	2,000,000	57,100
(1)MacDermid, Inc.	1,701,000	53,003
MeadWestvaco Corp.	20,000	561

		2,346,396

Producer Durables (5.8%)
Caterpillar, Inc.	4,063,300	387,273
* Agilent Technologies, Inc.	11,600,000	267,032
(1)Plantronics, Inc.	4,701,500	170,947
(1)Tektronix, Inc.	6,629,600	154,271
LM Ericsson Telephone Co. ADR Class B	4,582,857	146,422
Applied Materials, Inc.	7,330,000	118,599
Deere & Co.	1,348,500	88,313
Pall Corp.	2,000,000	60,720
Donaldson Co., Inc.	1,600,000	48,528
* Mykrolis Corp.	1,908,613	27,121
* ASML Holding (New York)	1,601,000	25,072
KLA-Tencor Corp.	210,000	9,177
Kennametal, Inc.	200,000	9,170

		1,512,645

Technology (24.8%)
(1)Adobe Systems, Inc.	34,156,000	977,545
Texas Instruments, Inc.	25,674,000	720,669
Microsoft Corp.	23,750,000	589,950
Intel Corp.	16,525,000	430,642
*(1)Micron Technology, Inc.	39,841,927	406,786
QUALCOMM Inc.	11,305,000	373,178
Motorola, Inc.	19,695,550	359,641
Sony Corp. ADR	9,500,000	327,180
* Oracle Corp.	23,675,600	312,518
* Corning, Inc.	17,647,000	293,293
Hewlett-Packard Co.	12,286,250	288,850
*(1)Citrix Systems, Inc.	9,725,000	210,643
* Nortel Networks Corp.	75,894,400	198,084
* Intuit, Inc.	4,350,000	196,229
Applera Corp.-Applied Biosystems Grou	8,945,300	175,954
Raytheon Co.	4,468,600	174,812
* Accenture Ltd.	4,136,200	93,768
* Symantec Corp.	4,050,000	88,047
* Tellabs, Inc.	7,300,000	63,510
*(1)Coherent, Inc.	1,700,000	61,217
Symbol Technologies, Inc.	5,200,000	51,324
* Freescale Semiconductor, Inc. Class B	2,163,863	45,831
* Rambus Inc.	2,500,000	33,450
* Dell Inc.	325,000	12,841
* LSI Logic Corp.	1,135,700	9,642

		6,495,604

Utilities (1.2%)
Sprint Corp.	9,640,800	241,888
* Comcast Corp. Class A	2,200,000	67,540

		309,428

Other (0.8%)
* Berkshire Hathaway Inc. Class B	65,600	182,598
3M Co.	300,000	21,690
Brunswick Corp.	100,000	4,332

		208,620

TOTAL COMMON STOCKS
(Cost $18,346,826)		25,473,266

TEMPORARY CASH INVESTMENT (3.7%)

Vanguard Market Liquidity Fund, 3.139
(Cost $970,574)	970,574,268	970,574

TOTAL INVESTMENTS (100.8%)
(Cost $19,317,400)		26,443,840

OTHER ASSETS AND LIABILITIES--NET (-0		(219,148)

NET ASSETS (100%)		$26,224,692

*Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. (1)Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company. The total market value of investments in affiliated companies was $4,432,502,000.
ADR — American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2005, the cost of investment securities for tax purposes was $19,317,400,000. Net unrealized appreciation of investment securities for tax purposes was $7,126,440,000, consisting of unrealized gains of $8,661,625,000 on securities that had risen in value since their purchase and $1,535,185,000 in unrealized losses on securities that had fallen in value since their purchase.

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of affiliated companies were as follows:

	(000)
		Current Period Transactions
	Sept. 30, 2004 Market Value	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	June 30, 2005 Market Value

Adobe Systems, Inc.	$881,951	-	$50,320	$446	$977,545
Alaska Air Group, Inc.	62,941	-	-	-	75,565
AMR Corp.	68,169	-	-	-	112,623
Biogen Idec, Inc.	1,124,737	-	26,665	-	619,654
Citrix Systems, Inc.	170,382	-	-	-	210,643
Coherent, Inc.	44,098	-	-	-	61,217
Delta Air Lines, Inc.	26,814	-	-	-	30,644
Granite Construction Co.	75,285	-	-	945	88,515
MacDermid, Inc.	49,261	-	-	272	53,003
Micron Technology, Inc.	523,312	-	39,250	-	406,786
Millipore Corp.	134,937	-	-	-	159,979
The Neiman Marcus Group, Inc. Class A	115,000	-	11,550	774	174,456
The Neiman Marcus Group, Inc. Class B	54,784	-	-	443	99,486
Noble Energy, Inc.	198,016	-	6,765	505	n/a*
Plantronics, Inc.	203,293	-	-	705	170,947
Pogo Producing Co.	154,687	-	-	611	169,259
Potash Corp. of Saskatchewan, Inc.	410,778	$27,646	-	2,512	645,299
Robert Half International, Inc.	229,742	-	-	1,783	222,610
Tektronix, Inc.	220,434	-	-	1,193	154,271

	$4,748,621			$10,189	$4,432,502

* At June 30, 2005, the security is held but the issuer is no longer an affiliated company of the fund.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

VANGUARD CHESTER FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.